MS P1 08/18

SUPPLEMENT DATED AUGUST 13, 2018

TO THE PROSPECTUS DATED MAY 1, 2018

OF

FRANKLIN MUTUAL SERIES FUNDS

(Franklin Mutual Beacon Fund, Franklin Mutual European Fund, Franklin Mutual Financial Services Fund, Franklin Mutual Global Discovery Fund, Franklin Mutual International Fund, Franklin Mutual Quest Fund, Franklin Mutual Shares Fund)

Effective on August 15, 2018, the prospectus is amended as follows:

I.                    The portfolio management team for Franklin Mutual Financial Services Fund under the “FUND SUMMARY – Portfolio Managers” section beginning on page 45 is revised as follows:

Portfolio Managers

Andrew Sleeman, CFA
Portfolio Manager of Franklin Mutual and portfolio manager of the Fund since 2009.

Andrew B. Dinnhaupt, CFA
Portfolio Manager of Franklin Mutual and portfolio manager of the Fund since 2014.

II.                 The portfolio management team for Franklin Mutual Financial Services Fund under the “FUND DETAILS – Management” section beginning on page 105 is revised as follows:

Management

Franklin Mutual Financial Services Fund

Andrew Sleeman                     Co-Portfolio Manager
Andrew B. Dinnhaupt             Co-Portfolio Manager

Please keep this supplement with your prospectus for future reference.